Ordinary shares (Details)		1 Months Ended		12 Months Ended
	Oct. 02, 2018 shares	Oct. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 Vote shares	Dec. 31, 2017 shares
Ordinary shares
Authorized ordinary shares (in shares)				15,000,000,000	2,920,061,989
Ordinary shares designated				1,000,000,000
Class A
Ordinary shares
Number of votes entitled per share | Vote				1
Authorized ordinary shares (in shares)				13,750,000,000
Class A | IPO
Ordinary shares
Number of shares issued during the period		217,500,000
Shares issued, price per share | $ / shares		$ 0.24
Proceeds from issuance of common stock | $		$ 48,500,000
Class B
Ordinary shares
Number of votes entitled per share | Vote				25
Authorized ordinary shares (in shares)				250,000,000
Ordinary shares
Ordinary shares
Repurchase of ordinary shares (in shares)			14,158,256		14,158,256
Repurchase of ordinary shares (in dollars per share) | $ / shares			$ 0.2119
Compensation expense related to ordinary share repurchase | $			$ 1,548,384
Ordinary shares | IPO
Ordinary shares
Number of shares issued during the period	217,500,000
Ordinary shares | Class A
Ordinary shares
Number of shares issued during the period				217,500,000